Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2023		$ 163,597	$ 1,127	$ (158,481)	$ 6,243
Balance (in Shares) at Dec. 31, 2023	1,359,837,393
Net loss				(3,957)	(3,957)
Issuance of ordinary shares due to exercise of pre-funded warrants
Issuance of ordinary shares due to exercise of pre-funded warrants (in Shares)	296,891,100
Share-based payments		193			193
Share-based payments (in Shares)	15,000,000
Balance at Jun. 30, 2024		163,790	1,127	(162,438)	2,479
Balance (in Shares) at Jun. 30, 2024	1,671,728,493
Balance at Dec. 31, 2024		170,670	1,127	(166,361)	5,436
Balance (in Shares) at Dec. 31, 2024	2,983,181,793
Net loss				(4,876)	(4,876)
Issuance of ordinary shares and warrants, net of issuance costs of $452		2,548			2,548
Issuance of ordinary shares and warrants, net of issuance costs of $452 (in Shares)	750,000,000
Issuance of ordinary shares due to ATM, net of issuance costs of $170		825			825
Issuance of ordinary shares due to ATM, net of issuance costs of $170 (in Shares)	204,225,600
Share-based payments		251			251
Share-based payments (in Shares)	30,000,000
Balance at Jun. 30, 2025		$ 174,294	$ 1,127	$ (171,237)	$ 4,184
Balance (in Shares) at Jun. 30, 2025	3,967,407,393